Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2012
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2012	2011

Oil and gas interests	$14,467	$13,267
Less accumulated depletion	(7,244)	(6,246)

	$7,223	$7,021